Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2024
Intangible assets, net
Schedule of changes in intangible assets

			Patent, intellectual
			property rights and
	Concession Assets	Goodwill	others	Total
Cost
Balances at January 1, 2024	4,153,428	9,293	24,661	4,187,382
Acquisitions	219,322	—	1,435	220,757
Impairment reversal	—	—	—	—
Disposals	(434)	—	(484)	(918)
Other	2,941	—	—	2,941
Transfer	(1,245)	—	—	(1,245)
Transfer from property plant and equipment	16	—	—	16
Translation differences and inflation adjustment	1,028,272	(505)	(1,769)	1,025,998
Balances at December 31, 2024	5,402,300	8,788	23,843	5,434,931
Balances at January 1, 2023	4,749,233	9,003	22,658	4,780,894
Acquisitions	150,616	—	1,221	151,837
Impairment reversal (*)	102,838	—	—	102,838
Disposals (**)	(139,218)	—	(88)	(139,306)
Other	236	—	—	236
Transfer	(2,000)	—	—	(2,000)
Transfer from property plant and equipment	1,156	—	—	1,156
Translation differences and inflation adjustment	(709,433)	290	870	(708,273)
Balances at December 31, 2023	4,153,428	9,293	24,661	4,187,382
Depreciation
Accumulated at January 1, 2024	1,645,013	—	21,404	1,666,417
Depreciation of the year	188,465	—	822	189,287
Disposals	(31)	—	(284)	(315)
Transfer from property plant and equipment	5	—	—	5
Translation differences and inflation adjustment	425,542	—	(1,453)	424,089
Accumulated at December 31, 2024	2,258,994	—	20,489	2,279,483
Accumulated at January 1, 2023	1,800,871	—	20,021	1,820,892
Depreciation of the year	138,620	—	650	139,270
Disposals (**)	(13,554)	—	(17)	(13,571)
Translation differences and inflation adjustment	(280,924)	—	750	(280,174)
Accumulated at December 31, 2023	1,645,013	—	21,404	1,666,417
Net balances at December 31, 2024	3,143,306	8,788	3,354	3,155,448
Net balances at December 31, 2023	2,508,415	9,293	3,257	2,520,965

(*) Mainly includes a reversal of impairment of intangible assets recognized in previous periods due to the compensation received by ICASGA as part of the re-bidding process detailed in Note 26.b, for an amount of USD 103.8 million.

(**) Mainly includes the disposal of the intangible assets regarding ICASGA’s concession, see Note 26.b.